Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents balance as of March 31, 2023 and March 31, 2024 primarily consist of the following currencies:
	As of March 31, 2023		As of March 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	62,727	62,727	42,977	42,977
Hong Kong dollars	7	6	-	-
US$	3,946	27,114	4,192	29,745
EUR*	-	2	-	-
NZD*	-	1	-	-
Total		89,850		72,722
*	Amount is less than 1,000 in respective foreign currency.